22. Borrowings (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Borrowings Details 3Abstract
Borrowings, beginning	$ 6,294,433	$ 5,202,452	$ 6,224,330
Proceeds from borrowings	0	1,285,946	0
Payment of borrowings' interest	(652,667)	(418,494)	(529,227)
Repurchase of Corporate Notes by the trust	0	0	(9,683)
Paid from the repurchase of Corporate Notes	(375,520)	0	(441,462)
Gain from the repurchase of Corporate Notes	(4,539)	0	(84)
Exchange difference and interest accrued	6,134,425	1,252,327	1,604,325
Result from exposure to inflation	(3,126,212)	(1,027,798)	(1,645,747)
Borrowings, ending	$ 8,269,920	$ 6,294,433	$ 5,202,452